SCHEDULE OF AMOUNTS DUE FROM RELATED PARTY NET (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025		Dec. 31, 2024
Related Party Transaction [Line Items]
Provision for credit loss		$ (8,276) [1]	$ (8,338)	[1],[2]		[2]
KLN Group [Member]
Related Party Transaction [Line Items]
Related party net		1,320,437	1,758,357
Due to related party current		472,766	419,167
Due to related parties, non current	[3]		3,156,581
Rich Sky Logistics Ltd [Member]
Related Party Transaction [Line Items]
Related party net		589,078	612,140
Kashow Limited [Member]
Related Party Transaction [Line Items]
Related party net		274,223	341,035		192,605
Rich Sky Logistics Ltd One [Member]
Related Party Transaction [Line Items]
Related party net		284,700	287,743
Caelus Global Strategy Fund SPC [Member]
Related Party Transaction [Line Items]
Related party net		50,959	50,959
Due to related party current		136,352	136,352
KLN Group One [Member]
Related Party Transaction [Line Items]
Related party net		15,556	28,007
Due to related party current		153,022
Due to related parties, non current	[4]	3,323,817	3,195,044
Chiu Ka Ki [Member]
Related Party Transaction [Line Items]
Related party net		11,280	11,365
Smart Minds Holdings Limited [Member]
Related Party Transaction [Line Items]
Related party net	[5]				617,944
Others [Member]
Related Party Transaction [Line Items]
Related party net			112,430		2,417
Related Party [Member]
Related Party Transaction [Line Items]
Related party net		2,562,447	3,103,367		812,966
Due to related party current		1,018,451	573,500		9,148
Caelus Global Venture 2 Limited [Member]
Related Party Transaction [Line Items]
Due to related party current			16,321		7,918
Oceanus Strategic Limited [Member]
Related Party Transaction [Line Items]
Due to related party current					1,230
Other [Member]
Related Party Transaction [Line Items]
Related party net		24,490	22,099
Due to related party current		55,279	1,660
Nonrelated Party [Member]
Related Party Transaction [Line Items]
Due to related parties, non current			3,156,581
Due to related parties, non current		3,323,817	3,195,044
Choy Yuk Fu [Member]
Related Party Transaction [Line Items]
Due to related party current		102,015
Caelus Global Venture 2 Limited [Member]
Related Party Transaction [Line Items]
Due to related party current		$ 99,017	$ 16,321

[1]	For the six months ended June 30, 2025 and 2026, the Group did not recognize any reversal of the allowance for credit losses on amounts due from related parties. The provision for credit losses as of June 30, 2026 were consisted of bad debt accrued by Smart Minds Holdings Limited before the Group acquired Smart Minds Holdings Limited.
[2]	For the years ended December 31, 2024 and 2025, the Group reversal for credit losses of nil and US$13 on amounts due from related parties. The provision for credit losses as of December 31, 2025 were consisted of bad debt accrued by Smart Minds Holdings Limited before the Group acquired Smart Minds Holdings Limited.
[3]	The balance of Pre completion debt liability represented the estimated fair value of outstanding debts related to the acquisition of TEX and H2N. Refer to Note 3 - Acquisitions for further information about the Group’s acquisition related transactions.
[4]	The balance of Pre completion debt liability represented the estimated fair value of outstanding debts related to the acquisition of TEX and H2N. Refer to Note 3 - Acquisitions included in the Company’s financial statements for the fiscal year ended December 31, 2025 for further information about the Group’s acquisition related transactions.
[5]	On June 14, 2024, the Company entered into Share Subscription Agreement with Smart Minds, pursuant to which Smart Minds agreed to issue and allot to the Company, 1,208,342 ordinary shares at a subscription price of US$0.1061 per share. Following the same subscription price of US$0.1061 per share, the Company entered into several Supplemental Share Subscription Agreements with Smart Minds on July 12, October 18 and December 30, 2024, respectively. The investment deposit has been converted to ordinary shares of Smart Minds on General Meeting since November 3, 2025.